Long-Term Debt - Additional Information (Details) - Partnership's Loan Agreements - London Interbank Offered Rate (LIBOR)	6 Months Ended
Jun. 30, 2019
Minimum
Long-Term Debt
Long-term debt, fixed margin percentage	1.80%
Maximum
Long-Term Debt
Long-term debt, fixed margin percentage	2.40%